UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23439

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ETF Opportunities Trust
(Exact name of registrant as specified in charter)

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8730 Stony Point Parkway,
Suite 205
Richmond, VA 23235
(Address of principal executive offices)

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801
(Name and address of agent for service)

With Copy to:

Practus, LLP
11300 Tomahawk Creek Parkway,
Suite 310
Leawood, KS 66211

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Registrant’s telephone number, including area code: (804) 267-7400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

T-REX 2X Long GME Daily Target ETF

T-REX 2X Long HOOD Daily Target ETF

T-REX 2X Long DJT Daily Target ETF

T-REX 2X Long RBLX Daily Target ETF

T-REX 2X Long ARM Daily Target ETF

T-REX 2X Long SNOW Daily Target ETF

T-REX 2X Long Apple Daily Target ETF

T-REX 2X Long Alphabet Daily Target ETF

T-REX 2X Long Microsoft Daily Target ETF

(the “T-REX ETFs”)

ITEM 1.(a).    Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2025
T-REX 2X LONG GME DAILY TARGET ETF
TICKER: GMEU (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-Rex 2X Long GME Daily Target ETF for the period of April 24, 2025 (inception) to June 30, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/gmeu/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long GME Daily Target ETF	$23[1]	1.50%²

¹ Costs are for the period of April 24, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.

² Annualized.

Key Fund Statistics

(as of June 30, 2025)
Fund Net Assets	$39,750,071
Number of Holdings	3
Total Advisory Fee	$41,946
Annual Portfolio Turnover	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

Market Exposure

Total Return Swap Contracts: 197.03%
Money Market Fund:                   2.97%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	92.96%
Derivatives	3.61%
Money Market Fund	2.97%
Other Assets Net of Liabilities	0.46%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/gmeu/.

T-Rex 2X Long GME Daily Target ETF Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2025
T-REX 2X LONG HOOD DAILY TARGET ETF
TICKER: ROBN (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-Rex 2X Long Hood Daily Target ETF for the period of January 31, 2025 (inception) to June 30, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/robn/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long HOOD Daily Target ETF	$67[1]	1.05%²

¹ Costs are for the period of January 31, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.

² Annualized.

Key Fund Statistics

(as of June 30, 2025)
Fund Net Assets	$180,857,210
Number of Holdings	4
Total Advisory Fee	$280,058
Annual Portfolio Turnover	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

Market Exposure

Total Return Swap Contracts: 186.63%
Money Market Fund:                 13.37%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Other Assets Net of Liabilities	33.94%
Cash	27.78%
Derivatives	24.91%
Money Market Fund	13.37%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/robn/.

T-Rex 2X Long HOOD Daily Target ETF Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2025
T-REX 2X LONG DJT DAILY TARGET ETF
TICKER: DJTU (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-Rex 2X Long DJT Daily Target ETF for the period of March 4, 2025 (inception) to June 30, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/djtu/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long DJT Daily Target ETF	$25[1]	1.05%²

¹ Costs are for the period of March 4, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.

² Annualized.

Key Fund Statistics

(as of June 30, 2025)
Fund Net Assets	$9,367,080
Number of Holdings	2
Total Advisory Fee	$9,574
Annual Portfolio Turnover	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

Market Exposure

Total Return Swap Contracts: 193.65%
Money Market Fund:                   6.35%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	77.64%
Other Assets Net of Liabilities	14.07%
Money Market Fund	6.35%
Derivatives	1.94%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/djtu/.

T-Rex 2X Long DJT Daily Target ETF Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2025
T-REX 2X LONG RBLX DAILY TARGET ETF
TICKER: RBLU (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-Rex 2X Long RBLX Daily Target ETF for the period of March 4, 2025 (inception) to June 30, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/rblu/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long RBLX Daily Target ETF	$61[1]	1.05%²

¹ Costs are for the period of March 4, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.

² Annualized.

Key Fund Statistics

(as of June 30, 2025)
Fund Net Assets	$4,474,435
Number of Holdings	2
Total Advisory Fee	$4,467
Annual Portfolio Turnover	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

Market Exposure

Total Return Swap Contracts: 190.49%
Money Market Fund:                   9.51%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	50.74%
Derivatives	39.79%
Money Market Fund	9.51%
Other Assets Net of Liabilities	-0.04%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/rblu/.

T-Rex 2X Long RBLX Daily Target ETF Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2025
T-REX 2X LONG ARM DAILY TARGET ETF
TICKER: ARMU (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-Rex 2X Long ARM Daily Target ETF for the period of March 4, 2025 (inception) to June 30, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/armu/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long ARM Daily Target ETF	$42[1]	1.05%²

¹ Costs are for the period of March 4, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.

² Annualized.

Key Fund Statistics

(as of June 30, 2025)
Fund Net Assets	$1,848,861
Number of Holdings	2
Total Advisory Fee	$3,371
Annual Portfolio Turnover	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

Market Exposure

Total Return Swap Contracts: 190.48%
Money Market Fund:                   9.52%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Derivatives	59.12%
Cash	31.53%
Money Market Fund	9.52%
Other Assets Net of Liabilities	-0.17%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/armu/.

T-Rex 2X Long ARM Daily Target ETF Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2025
T-REX 2X LONG SNOW DAILY TARGET ETF
TICKER: SNOU (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-Rex 2X Long SNOW Daily Target ETF for the period of April 24, 2025 (inception) to June 30, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/snou/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long SNOW Daily Target ETF	$45[1]	1.50%²

¹ Costs are for the period of April 24, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.

² Annualized.

Key Fund Statistics

(as of June 30, 2025)
Fund Net Assets	$3,289,050
Number of Holdings	2
Total Advisory Fee	$5,381
Annual Portfolio Turnover	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

Market Exposure

Total Return Swap Contracts: 192.16%
Money Market Fund:                   7.84%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	57.07%
Other Assets Net of Liabilities	36.16%
Money Market Fund	7.84%
Derivatives	-1.07%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/snou/.

T-Rex 2X Long SNOW Daily Target ETF Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2025
T-REX 2X LONG APPLE DAILY TARGET ETF
TICKER: AAPX (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-Rex 2X Long Apple Daily Target ETF for the period of January 1, 2025 to June 30, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/aapx/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long Apple Daily Target ETF	$41	1.05%[1]

¹ Annualized.

Key Fund Statistics

(as of June 30, 2025)
Fund Net Assets	$12,891,017
Number of Holdings	2
Total Advisory Fee	$36,531
Annual Portfolio Turnover	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

Market Exposure

Total Return Swap Contracts: 200%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	98.38%
Derivatives	2.52%
Other Assets Net of Liabilities	-0.90%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/aapx/.

T-Rex 2X Long Apple Daily Target ETF Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2025
T-Rex 2X Long Alphabet Daily Target ETF
TICKER: GOOX (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-Rex 2X Long Alphabet Daily Target ETF for the period of January 1, 2025 to June 30, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/goox/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long Alphabet Daily Target ETF	$46	1.05%[1]

¹ Annualized.

Key Fund Statistics

(as of June 30, 2025)
Fund Net Assets	$19,842,327
Number of Holdings	2
Total Advisory Fee	$66,008
Annual Portfolio Turnover	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

Market Exposure

Total Return Swap Contracts: 200%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	89.32%
Other Assets Net of Liabilities	5.83%
Derivatives	4.85%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/goox/.

T-Rex 2X Long Alphabet Daily Target ETF Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2025
T-Rex 2X Long Microsoft Daily Target ETF
TICKER: MSFX (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-Rex 2X Long Microsoft Daily Target ETF for the period of January 1, 2025 to June 30, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/msfx/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long Microsoft Daily Target ETF	$59	1.05%[1]

¹ Annualized.

Key Fund Statistics

(as of June 30, 2025)
Fund Net Assets	$8,990,983
Number of Holdings	2
Total Advisory Fee	$125,885
Annual Portfolio Turnover	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

Market Exposure

Total Return Swap Contracts: 200%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	77.24%
Other Assets Net of Liabilities	19.25%
Derivatives	3.51%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/msfx/.

T-Rex 2X Long Microsoft Daily Target ETF Tailored Shareholder Report

ITEM 1.(b).    Not applicable.

ITEM 2.       CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.       INVESTMENTS.

(a)      The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)      Not applicable.

ITEM 7.        FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Period Ended June 30, 2025 (unaudited)

T-REX 2X LONG GME DAILY TARGET ETF

T-REX 2X LONG HOOD DAILY TARGET ETF

T-REX 2X LONG DJT DAILY TARGET ETF

T-REX 2X LONG RBLX DAILY TARGET ETF

T-REX 2X LONG ARM DAILY TARGET ETF

T-REX 2X LONG SNOW DAILY TARGET ETF

T-REX 2X LONG APPLE DAILY TARGET ETF

T-REX 2X LONG ALPHABET DAILY TARGET ETF

T-REX 2X LONG MICROSOFT DAILY TARGET ETF

T-REX 2X LONG GME DAILY TARGET ETF
Schedule of Investments	June 30, 2025 (unaudited)
	Shares	Value
MONEY MARKET FUND - 2.97%
First American Treasury Obligations Fund - Institutional Class 3.80%(a)	1,178,699	$1,178,699
(Cost: $1,178,699)
TOTAL INVESTMENTS - 2.97%		1,178,699
(Cost: $1,178,699)
Other Assets, Net of Liabilities - 97.03%(b)		38,571,372
TOTAL NET ASSETS - 100.00%		$39,750,071
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Marex Prime Services	GameStop Corp.	Receive	OBFR01(c) + 650bps	Monthly	7/17/2026	$22,067,316	$(6,639)
Clear Street Derivatives, LLC.	GameStop Corp.	Receive	OBFR01(c) + 1750bps	Monthly	4/27/2027	57,433,060	1,439,820
TOTAL RETURN SWAP CONTRACTS						$79,500,376	$1,433,181

(a)    Effective 7 day yield as of June 30, 2025.

(b)    Includes cash which is being held as collateral for total return swap contracts.

(c)    OBFR01 - Overnight Bank Funding Rate, 4.33% as of June 30, 2025.

See Notes to Financial Statements

1
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X LONG HOOD DAILY TARGET ETF
Schedule of Investments	June 30, 2025 (unaudited)
	Shares	Value
MONEY MARKET FUND - 13.37%
First American Treasury Obligations Fund - Institutional Class 3.80%(a)	24,172,734	$24,172,734
(Cost: $24,172,734)
TOTAL INVESTMENTS - 13.37%		24,172,734
(Cost: $24,172,734)
Other Assets, Net of Liabilities - 86.63%(b)		156,684,476
TOTAL NET ASSETS - 100.00%		$180,857,210
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Marex Prime Services	Robinhood Markets, Inc.	Receive	OBFR01(c) + 450bps	Monthly	3/24/2026	$246,104,208	$(1,055,723)
CF Secured, LLC.	Robinhood Markets, Inc.	Receive	OBFR01(c) + 400bps	Monthly	4/20/2026	31,505,371	9,460,628
Clear Street Derivatives, LLC.	Robinhood Markets, Inc.	Receive	OBFR01(c) + 350bps	Monthly	2/2/2027	83,889,109	36,643,087
TOTAL RETURN SWAP CONTRACTS						$361,498,688	$45,047,992

(a)    Effective 7 day yield as of June 30, 2025.

(b)    Includes cash which is being held as collateral for total return swap contracts.

(c)    OBFR01 - Overnight Bank Funding Rate, 4.33% as of June 30, 2025.

See Notes to Financial Statements

2
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X LONG DJT DAILY TARGET ETF
Schedule of Investments	June 30, 2025 (unaudited)
	Shares	Value
MONEY MARKET FUND - 6.35%
First American Treasury Obligations Fund - Institutional Class 3.80%(a)	594,539	$594,539
(Cost: $594,539)
TOTAL INVESTMENTS - 6.35%		594,539
(Cost: $594,539)
Other Assets, Net of Liabilities - 93.65%(b)		8,772,541
TOTAL NET ASSETS - 100.00%		$9,367,080
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
CF Secured, LLC.	Trump Media & Technology Group Corp.	Receive	OBFR01(c) + 1600bps	Monthly	4/6/2026	$18,743,091	$181,725
TOTAL RETURN SWAP CONTRACTS						$18,743,091	$181,725

(a)    Effective 7 day yield as of June 30, 2025.

(b)    Includes cash which is being held as collateral for total return swap contracts.

(c)    OBFR01 - Overnight Bank Funding Rate, 4.33% as of June 30, 2025.

See Notes to Financial Statements

3
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X LONG RBLX DAILY TARGET ETF
Schedule of Investments	June 30, 2025 (unaudited)
	Shares	Value
MONEY MARKET FUND - 9.51%
First American Treasury Obligations Fund - Institutional Class 3.80%(a)	425,490	$425,490
(Cost: $425,490)
TOTAL INVESTMENTS - 9.51%		425,490
(Cost: $425,490)
Other Assets, Net of Liabilities - 90.49%(b)		4,048,945
TOTAL NET ASSETS - 100.00%		$4,474,435
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
CF Secured, LLC.	Roblox Corp.	Receive	OBFR01(c) + 200bps	Monthly	4/6/2026	$8,948,943	$1,780,480
TOTAL RETURN SWAP CONTRACTS						$8,948,943	$1,780,480

(a)    Effective 7 day yield as of June 30, 2025.

(b)    Includes cash which is being held as collateral for total return swap contracts.

(c)    OBFR01 - Overnight Bank Funding Rate, 4.33% as of June 30, 2025.

See Notes to Financial Statements

4
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X LONG ARM DAILY TARGET ETF
Schedule of Investments	June 30, 2025 (unaudited)
	Shares	Value
MONEY MARKET FUND - 9.52%
First American Treasury Obligations Fund - Institutional Class 3.80%(a)	176,056	$176,056
(Cost: $176,056)
TOTAL INVESTMENTS - 9.52%		176,056
(Cost: $176,056)
Other Assets, Net of Liabilities - 90.48%(b)		1,672,805
TOTAL NET ASSETS - 100.00%		$1,848,861
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
CF Secured, LLC.	Arm Holdings PLC	Receive	OBFR01(c) + 150bps	Monthly	4/6/2026	$3,698,023	$1,093,062
TOTAL RETURN SWAP CONTRACTS						$3,698,023	$1,093,062

(a)    Effective 7 day yield as of June 30, 2025.

(b)    Includes cash which is being held as collateral for total return swap contracts.

(c)    OBFR01 - Overnight Bank Funding Rate, 4.33% as of June 30, 2025.

See Notes to Financial Statements

5
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X LONG SNOW DAILY TARGET ETF
Schedule of Investments	June 30, 2025 (unaudited)
	Shares	Value
MONEY MARKET FUND - 7.84%
First American Treasury Obligations Fund - Institutional Class 3.80%(a)	257,749	$257,749
(Cost: $257,749)
TOTAL INVESTMENTS - 7.84%		257,749
(Cost: $257,749)
Other Assets, Net of Liabilities - 92.16%(b)		3,031,301
TOTAL NET ASSETS - 100.00%		$3,289,050
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC.	Snowflake, Inc.	Receive	OBFR01(c) + 125bps	Monthly	4/27/2027	$6,577,943	$(35,319)
TOTAL RETURN SWAP CONTRACTS						$6,577,943	$(35,319)

(a)    Effective 7 day yield as of June 30, 2025.

(b)    Includes cash which is being held as collateral for total return swap contracts.

(c)    OBFR01 - Overnight Bank Funding Rate, 4.33% as of June 30, 2025.

See Notes to Financial Statements

6
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X LONG APPLE DAILY TARGET ETF
Schedule of Investments	June 30, 2025 (unaudited)
Other Assets In Excess of Liabilities - 100.00%(a)	$12,891,018
TOTAL NET ASSETS - 100.00%	$12,891,018
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
CF Secured, LLC.	Apple Inc.	Receive	OBFR01(b) + 100bps	Monthly	7/10/2025	$11,511,678	$271,949
Clear Street Derivatives, LLC.	Apple Inc.	Receive	OBFR01(b) + 65bps	Quarterly	2/16/2027	14,268,138	52,330
TOTAL RETURN SWAP CONTRACTS						$25,779,816	$324,279

(a)    Includes cash which is being held as collateral for total return swap contracts.

(b)    OBFR01 - Overnight Bank Funding Rate, 4.33% as of June 30, 2025.

See Notes to Financial Statements

7
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X LONG ALPHABET DAILY TARGET ETF
Schedule of Investments	June 30, 2025 (unaudited)
Other Assets In Excess of Liabilities - 100.00%(a)	$19,842,328
TOTAL NET ASSETS - 100.00%	$19,842,328
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
CF Secured, LLC.	Alphabet Inc.	Receive	OBFR01(b) + 100bps	Monthly	7/10/2025	$16,815,330	$(134,873)
Clear Street Derivatives, LLC.	Alphabet Inc.	Receive	OBFR01(b) + 65bps	Quarterly	2/16/2027	22,876,569	1,096,560
TOTAL RETURN SWAP CONTRACTS						$39,691,899	$961,687

(a)    Includes cash which is being held as collateral for total return swap contracts.

(b)    OBFR01 - Overnight Bank Funding Rate, 4.33% as of June 30, 2025.

See Notes to Financial Statements

8
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X LONG MICROSOFT DAILY TARGET ETF
Schedule of Investments	June 30, 2025 (unaudited)
Other Assets In Excess of Liabilities - 100.00%(a)	$8,990,983
TOTAL NET ASSETS - 100.00%	$8,990,983
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
CF Secured, LLC.	Microsoft Inc.	Receive	OBFR01(b) + 100bps	Monthly	7/10/2025	$13,726,029	$(9,233)
Clear Street Derivatives, LLC.	Microsoft Inc.	Receive	OBFR01(b) + 65bps	Quarterly	2/16/2027	4,258,327	324,811
TOTAL RETURN SWAP CONTRACTS						$17,984,356	$315,578

(a)    Includes cash which is being held as collateral for total return swap contracts.

(b)    OBFR01 - Overnight Bank Funding Rate, 4.33% as of June 30, 2025.

See Notes to Financial Statements

9
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X DAILY TARGET ETFS
Statements of Assets and Liabilities	June 30, 2025 (unaudited)
	Long GME	Long HOOD	Long DJT
ASSETS
Investments at value(1) (Note 1)	$1,178,699	$24,172,734	$594,539
Cash collateral held for open total return swap contracts (Note 1)	36,953,584	50,248,218	7,272,604
Cash	—	—	—
Receivable for capital stock sold	—	7,408,226	1,322,508
Interest receivable	2,315	69,791	1,677
Net unrealized appreciation on total return swap contracts	1,433,181	45,047,992	181,725
Due from counterparty on total return swap contracts	860,130	54,018,881	397
TOTAL ASSETS	40,427,909	180,965,842	9,373,450
LIABILITIES
Payable for securities sold	646,360	—	—
Net unrealized depreciation on total return swap contracts	—	—	—
Due to counterparty on total return swap contracts	—	—	—
Accrued advisory fees (Note 2)	31,478	108,632	6,370
TOTAL LIABILITIES	677,838	108,632	6,370
NET ASSETS	$39,750,071	$180,857,210	$9,367,080
Net Assets Consist of:
Paid-in capital	$44,249,527	$42,501,134	$12,397,259
Distributable earnings (accumulated deficits)	(4,499,456)	138,356,076	(3,030,179)
Net Assets	$39,750,071	$180,857,210	$9,367,080
NET ASSET VALUE PER SHARE
Net Assets	$39,750,071	$180,857,210	$9,367,080
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	2,460,000	3,460,000	850,000
Net Asset Value and Offering Price Per Share	$16.16	$52.27	$11.02
(1)Identified cost of:	$1,178,699	$24,172,734	$594,539

See Notes to Financial Statements

10
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X DAILY TARGET ETFS
Statements of Assets and Liabilities	June 30, 2025 (unaudited)
Long RBLX	Long ARM	Long SNOW	Long Apple	Long Alphabet	Long Microsoft

$425,490	$176,056	$257,749	$—	$—	$—
2,270,402	582,977	1,877,108	11,435,363	15,607,045	3,776,157
—	—	—	1,246,940	2,115,198	3,168,872
—	—	—	—	—	—
1,140	632	894	—	—	—
1,780,480	1,093,062	—	324,279	961,687	315,578
—	—	1,192,300	—	1,173,493	1,739,172
4,477,512	1,852,727	3,328,051	13,006,582	19,857,423	8,999,779

—	—	—	—	—	—
—	—	35,319	—	—	—
221	2,057	—	106,340	—	—
2,856	1,809	3,682	9,224	15,095	8,796
3,077	3,866	39,001	115,564	15,095	8,796
$4,474,435	$1,848,861	$3,289,050	$12,891,018	$19,842,328	$8,990,983

$2,796,333	$776,916	$2,099,020	$13,223,227	$19,608,812	$6,189,539
1,678,102	1,071,945	1,190,030	(332,209)	233,516	2,801,444
$4,474,435	$1,848,861	$3,289,050	$12,891,018	$19,842,328	$8,990,983

$4,474,435	$1,848,861	$3,289,050	$12,891,018	$19,842,328	$8,990,983
70,000	50,000	60,000	680,000	810,000	270,000
$63.92	$36.98	$54.82	$18.96	$24.50	$33.30
$425,490	$176,056	$257,749	$—	$—	$—
See Notes to Financial Statements

11
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X DAILY TARGET ETFS
Statements of Operations	Period Ended June 30, 2025 (unaudited)
	Long GME(1)	Long HOOD(2)	Long DJT(3)
INVESTMENT INCOME
Interest income	$2,968	$176,655	$2,737
Total investment income	2,968	176,655	2,737
EXPENSES
Investment advisory fees (Note 2)	41,946	280,058	9,574
Total expenses	41,946	280,058	9,574
Net investment income (loss)	(38,978)	(103,403)	(6,837)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	—	—	—
Net realized gain (loss) on total return swap contracts	(5,893,659)	93,411,487	(3,205,067)
Net realized gain (loss) on investments and total return swap contracts	(5,893,659)	93,411,487	(3,205,067)
Net change in unrealized appreciation (depreciation) of total return swap contracts	1,433,181	45,047,992	181,725
Net realized and unrealized gain (loss)	(4,460,478)	138,459,479	(3,023,342)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(4,499,456)	$138,356,076	$(3,030,179)

(1)   The Fund commenced operations on April 24, 2025.

(2)   The Fund commenced operations on January 31, 2025.

(3)   The Fund commenced operations on March 4, 2025.

12
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X DAILY TARGET ETFS
Statements of Operations	Period Ended June 30, 2025 (unaudited)
Long RBLX(3)	Long ARM(3)	Long SNOW(1)	Long Apple	Long Alphabet	Long Microsoft

$1,585	$1,332	$1,322	$—	$—	$—
1,585	1,332	1,322	—	—	—

4,467	3,371	5,381	36,531	66,008	54,128
4,467	3,371	5,381	36,531	66,008	54,128
(2,882)	(2,039)	(4,059)	(36,531)	(66,008)	(54,128)

—	—	—	(22,586)	—	2,122
(99,496)	(19,078)	1,229,408	(1,376,915)	(1,564,558)	2,502,867
(99,496)	(19,078)	1,229,408	(1,399,501)	(1,564,558)	2,504,989
1,780,480	1,093,062	(35,319)	(287,723)	153,191	513,505
1,680,984	1,073,984	1,194,089	(1,687,224)	(1,411,367)	3,018,494
$1,678,102	$1,071,945	$1,190,030	$(1,723,755)	$(1,477,375)	$2,964,366

See Notes to Financial Statements

13
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X DAILY TARGET ETFS
Statements of Changes in Net Assets
	Long GME(1)	Long HOOD(2)	Long DJT(3)	Long RBLX(3)	Long ARM(3)	Long SNOW(1)
	Period Ended June 30, 2025 (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$(38,978)	$(103,403)	$(6,837)	$(2,882)	$(2,039)	$(4,059)
Net realized gain (loss) on investments and total return swap contracts	(5,893,659)	93,411,487	(3,205,067)	(99,496)	(19,078)	1,229,408
Net change in unrealized appreciation (depreciation) of investments and total return swap contracts	1,433,181	45,047,992	181,725	1,780,480	1,093,062	(35,319)
Increase (decrease) in net assets from operations	(4,499,456)	138,356,076	(3,030,179)	1,678,102	1,071,945	1,190,030
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	—	—	—	—	—	—
Decrease in net assets from distributions	—	—	—	—	—	—
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	55,925,697	166,852,011	16,293,521	2,796,333	2,080,533	2,558,564
Cost of shares redeemed	(11,676,170)	(124,350,877)	(3,896,262)	—	(1,303,617)	(459,544)
Increase (decrease) in net assets from capital stock transactions	44,249,527	42,501,134	12,397,259	2,796,333	776,916	2,099,020
NET ASSETS
Increase (decrease) during period	39,750,071	180,857,210	9,367,080	4,474,435	1,848,861	3,289,050
Beginning of period	—	—	—	—	—	—
End of period	$39,750,071	$180,857,210	$9,367,080	$4,474,435	$1,848,861	$3,289,050

(1)   The Fund commenced operations on April 24, 2025.

(2)   The Fund commenced operations on January 31, 2025.

(3)   The Fund commenced operations on March 4, 2025.

(4)   The Fund commenced operations on Janury 11, 2025.

See Notes to Financial Statements

14
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X DAILY TARGET ETFS
Statements of Changes in Net Assets
Long Apple		Long Alphabet		Long Microsoft
Six Months Ended June 30, 2025 (unaudited)	Period Ended December 31, 2024(4)	Six Months Ended June 30, 2025 (unaudited)	Period Ended December 31, 2024(4)	Six Months Ended June 30, 2025 (unaudited)	Period Ended December 31, 2024(4)

$(36,531)	$(55,473)	$(66,008)	$(55,247)	$(54,128)	$(71,757)
(1,399,501)	2,858,952	(1,564,558)	2,689,170	2,504,989	106,762
(287,723)	612,002	153,191	808,496	513,505	(197,927)
(1,723,755)	3,415,481	(1,477,375)	3,442,419	2,964,366	(162,922)

—	(1,038,865)	—	(1,166,830)	—	—
—	(1,038,865)	—	(1,166,830)	—	—

17,422,126	13,425,546	20,539,786	14,546,303	7,907,967	18,311,240
(7,645,226)	(10,964,289)	(7,444,641)	(8,597,334)	(9,213,841)	(10,815,827)
9,776,900	2,461,257	13,095,145	5,948,969	(1,305,874)	7,495,413

8,053,145	4,837,873	11,617,770	8,224,558	1,658,492	7,332,491
4,837,873	—	8,224,558	—	7,332,491	—
$12,891,018	$4,837,873	$19,842,328	$8,224,558	$8,990,983	$7,332,491
15
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X LONG GME DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout The Period
Period Ended June 30, 2025(1) (unaudited)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(2)	(0.05)
Net realized and unrealized gain (loss) on investments(3)	(8.79)
Total from investment activities	(8.84)
Distributions
Distributions to shareholders	—
Total distributions	—
Net asset value, end of period	$16.16

Total Return(4)	(35.36%)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.50%
Net investment income (loss)	(1.39%)
Portfolio turnover rate(6)	0.00%
Net assets, end of period (000’s)	$39,750

(1)     The Fund commenced operations on April 24, 2025.

(2)    Per share amounts calculated using the average shares outstanding during the period.

(3)    Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(4)    Total return is for the period indicated and has not been annualized.

(5)    Ratios to average net assets have been annualized.

(6)    Ratio is zero due to the Funds not holding any long term securities at any month end during the period.

See Notes to Financial Statements

16
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X LONG HOOD DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout The Period
Period Ended June 30, 2025(1) (unaudited)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(2)	(0.03)
Net realized and unrealized gain (loss) on investments(3)	27.30
Total from investment activities	27.27
Distributions
Distributions to shareholders	—
Total distributions	—
Net asset value, end of period	$52.27

Total Return(4)	109.08%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.05%
Net investment income (loss)	(0.39%)
Portfolio turnover rate(6)	0.00%
Net assets, end of period (000’s)	$180,857

(1)     The Fund commenced operations on January 31, 2025.

(2)    Per share amounts calculated using the average shares outstanding during the period.

(3)    Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(4)    Total return is for the period indicated and has not been annualized.

(5)    Ratios to average net assets have been annualized.

(6)    Ratio is zero due to the Funds not holding any long term securities at any month end during the period.

See Notes to Financial Statements

17
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X LONG DJT DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout The Period
Period Ended June 30, 2025(1) (unaudited)
Net asset value, beginning of period	$16.32
Investment activities
Net investment income (loss)(2)	(0.04)
Net realized and unrealized gain (loss) on investments(3)	(13.94)
Total from investment activities	(13.98)
Distributions
Distributions to shareholders	—
Total distributions	—
Net asset value, end of period	$11.02

Total Return(4)	(55.92%)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.05%
Net investment income (loss)	(0.75%)
Portfolio turnover rate(6)	0.00%
Net assets, end of period (000’s)	$9,367

(1)   The Fund commenced operations on March 4, 2025.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(4)   Total return is for the period indicated and has not been annualized.

(5)   Ratios to average net assets have been annualized.

(6)   Ratio is zero due to the Funds not holding any long term securities at any month end during the period.

See Notes to Financial Statements

18
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X LONG RBLX DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout The Period
Period Ended June 30, 2025(1) (unaudited)
Net asset value, beginning of period	$16.32
Investment activities
Net investment income (loss)(2)	(0.09)
Net realized and unrealized gain (loss) on investments(3)	39.01
Total from investment activities	38.92
Distributions
Distributions to shareholders	—
Total distributions	—
Net asset value, end of period	$63.92

Total Return(4)	155.68%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.05%
Net investment income (loss)	(0.68%)
Portfolio turnover rate(6)	0.00%
Net assets, end of period (000’s)	$4,474

(1)   The Fund commenced operations on March 4, 2025.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(4)   Total return is for the period indicated and has not been annualized.

(5)   Ratios to average net assets have been annualized.

(6)   Ratio is zero due to the Funds not holding any long term securities at any month end during the period.

See Notes to Financial Statements

19
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X LONG ARM DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout The Period
Period Ended June 30, 2025(1) (unaudited)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(2)	(0.05)
Net realized and unrealized gain (loss) on investments(3)	12.03
Total from investment activities	11.98
Distributions
Distributions to shareholders	—
Total distributions	—
Net asset value, end of period	$36.98

Total Return(4)	47.92%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.05%
Net investment income (loss)	(0.64%)
Portfolio turnover rate(6)	0.00%
Net assets, end of period (000’s)	$4,474

(1)   The Fund commenced operations on March 4, 2025.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(4)   Total return is for the period indicated and has not been annualized.

(5)   Ratios to average net assets have been annualized.

(6)   Ratio is zero due to the Funds not holding any long term securities at any month end during the period.

See Notes to Financial Statements

20
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X LONG SNOW DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout The Period
Period Ended June 30, 2025(1) (unaudited)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(2)	(0.10)
Net realized and unrealized gain (loss) on investments(3)	29.92
Total from investment activities	29.82
Distributions
Distributions to shareholders	—
Total distributions	—
Net asset value, end of period	$54.82

Total Return(4)	119.28%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.50%
Net investment income (loss)	(1.13%)
Portfolio turnover rate(6)	0.00%
Net assets, end of period (000’s)	$3,289

(1)     The Fund commenced operations on April 24, 2025.

(2)    Per share amounts calculated using the average shares outstanding during the period.

(3)    Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(4)    Total return is for the period indicated and has not been annualized.

(5)    Ratios to average net assets have been annualized.

(6)    Ratio is zero due to the Funds not holding any long term securities at any month end during the period.

See Notes to Financial Statements

21
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X LONG APPLE DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout Each Period
	Six Months Ended June 30, 2025 (unaudited)	Period Ended December 31, 2024(1)
Net asset value, beginning of period	$32.25	$25.00
Investment activities
Net investment income (loss)(2)	(0.11)	(0.31)
Net realized and unrealized gain (loss) on investments(3)	(13.18)	14.49
Total from investment activities	(13.29)	14.18
Distributions
Distributions to shareholders	—	(6.93)
Total distributions	—	(6.93)
Net asset value, end of period	$18.96	$32.25

Total Return(4)	(41.21%)	55.00%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.05%	1.05%
Net investment income (loss)	(1.05%)	(1.05%)
Portfolio turnover rate(6)	0.00%	0.00%
Net assets, end of period (000’s)	$12,891	$4,838

(1)   The Fund commenced operations on January 11, 2024.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(4)   Total return is for the period indicated and has not been annualized.

(5)   Ratios to average net assets have been annualized.

(6)   Ratio is zero due to the Funds not holding any long term securities at any month end during the period.

See Notes to Financial Statements

22
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X LONG ALPHABET DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout Each Period
	Six Months Ended June 30, 2025 (unaudited)	Period Ended December 31, 2024(1)
Net asset value, beginning of period	$31.63	$25.00
Investment activities
Net investment income (loss)(2)	(0.13)	(0.32)
Net realized and unrealized gain (loss) on investments(3)	(7.00)	12.25
Total from investment activities	(7.13)	11.93
Distributions
Distributions to shareholders		(5.30)
Total distributions	—	(5.30)
Net asset value, end of period	$24.50	$31.63

Total Return(4)	(22.55%)	46.20%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.05%	1.05%
Net investment income (loss)	(1.05%)	(1.05%)
Portfolio turnover rate(6)	0.00%	0.00%
Net assets, end of period (000’s)	$19,842	$8,225

(1)   The Fund commenced operations on January 11, 2024.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(4)   Total return is for the period indicated and has not been annualized.

(5)   Ratios to average net assets have been annualized.

(6)   Ratio is zero due to the Funds not holding any long term securities at any month end during the period.
See Notes to Financial Statements

23
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X LONG MICROSOFT DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout Each Period
	Six Months Ended June 30, 2025 (unaudited)	Period Ended December 31, 2024(1)
Net asset value, beginning of period	$26.19	$25.00
Investment activities
Net investment income (loss)(2)	(0.13)	(0.29)
Net realized and unrealized gain (loss) on investments(3)	7.24	1.48
Total from investment activities	7.11	1.19
Distributions
Distributions to shareholders		—
Total distributions	—	—
Net asset value, end of period	$33.30	$26.19

Total Return(4)	27.15%	4.75%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.05%	1.05%
Net investment income (loss)	(1.05%)	(1.05%)
Portfolio turnover rate(6)	0.00%	0.00%
Net assets, end of period (000’s)	$8,991	$7,332

(1)   The Fund commenced operations on January 11, 2024.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(4)   Total return is for the period indicated and has not been annualized.

(5)   Ratios to average net assets have been annualized.

(6)   Ratio is zero due to the Funds not holding any long term securities at any month end during the period.

See Notes to Financial Statements

24
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements	June 30, 2025 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The T-Rex 2X Long GME Daily Target ETF (“Long GME”), T-Rex 2X Long HOOD Daily Target ETF (“Long HOOD”), T-Rex 2X Long DJT Daily Target ETF (“Long DJT”), T-Rex 2X Long RBLX Daily Target ETF (“Long RBLX”), T-Rex 2X Long ARM Daily Target ETF (“Long ARM”), T-Rex 2X Long SNOW Daily Target ETF (“Long SNOW”), T-Rex 2X Long Apple Daily Target ETF (“Long Apple”), T-Rex 2X Long Alphabet Daily Target ETF (“Long Alphabet”) and the T-Rex 2X Long Microsoft Daily Target ETF (“Long Microsoft”) (collectively, “the Funds”) are non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Funds’ shares is registered under the Securities Act of 1933. Long Apple, Long Alphabet and Long Microsoft commenced operations on January 11, 2024. Long HOOD commenced operations on January 31, 2025. Long DJT, Long RBLX and Long ARM commenced operations on March 4, 2025. Long GME and Long SNOW commenced operations on April 24, 2025.

The investment objectives of the Funds’ are as follows:

Fund	Objective
Long GME	To seek daily investment results, before fees and expenses, of 200% of the daily performance of GameStop Corp. (NYSE: GME)
Long HOOD	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Robinhood Markets, Inc. (NASDAQ: HOOD)
Long DJT	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Trump Media & Technology Group Corp. (NASDAQ: DJT)
Long RBLX	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Roblox Corp. (NYSE: RBLX)
Long ARM	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Arm Holdings PLC (NASDAQ: ARM)
Long SNOW	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Snowflake, Inc. (NYSE: SNOW)
Long Apple	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Apple, Inc. (NASDAQ: AAPL)
Long Alphabet	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Alphabet, Inc. (NASDAQ: GOOG)
Long Microsoft	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Microsoft Corp. (NASDAQ: MSFT)
25
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

The Funds are deemed to be an individual reporting segments and are not part of a consolidated reporting entity. The objective and strategy of each Fund is used by Tuttle Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in its Statements of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Funds. Due to the significance of oversight and its role in the Funds, management, the Advisor’s investment manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

Security Valuation

The Funds record investments at fair value. Generally, the Funds’ domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Other assets for which market prices are not readily available are valued at their fair value under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Funds’ assets to the Advisor as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

26
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to methodologies established by the Board. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) approved by the Board based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange, or, if no settlement price is available, at the last sale price as of the close of business prior to when a Fund calculates Net Asset Value (“NAV”). Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Valuation Designee (as defined below). Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked price quotations from market makers, by a pricing service at a price received from the counterparty to the swap, or by the Valuation Designee in accordance with the valuation procedures approved by the Board.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

27
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of June 30, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Long GME
Assets
Money Market Fund	$1,178,699	$—	$—	$1,178,699
Net Unrealized Appreciation on Total Return Swap Contracts	—	1,433,181	—	1,433,181
	$1,178,699	$1,433,181	$—	$2,611,880

Long HOOD
Assets
Money Market Fund	$24,172,734	$—	$—	$24,172,734
Net Unrealized Appreciation on Total Return Swap Contracts	—	45,047,992	—	45,047,992
	$24,172,734	$45,047,992	$—	$69,220,726

Long DJT
Assets
Money Market Fund	$594,539	$—	$—	$594,539
Net Unrealized Appreciation on Total Return Swap Contracts	—	181,725	—	181,725
	$594,539	$181,725	$—	$776,264

28
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2025 (unaudited)
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Long RBLX
Assets
Money Market Fund	$425,490	$—	$—	$425,490
Net Unrealized Appreciation on Total Return Swap Contacts	—	1,780,480	$—	1,780,480
	$425,490	$1,780,480	$—	$2,205,970

Long ARM
Assets
Money Market Fund	$176,056	$—	$—	$176,056
Net Unrealized Appreciation on Total Return Swap Contacts	—	1,093,062	—	1,093,062
	$176,056	$1,093,062	$—	$1,269,118

Long SNOW
Assets
Money Market Fund	$257,749	$—	$—	$257,749
	$257,749	$—	$—	$257,749

Liabilities
Net Unrealized Depreciation on Total Return Swap Contacts	$—	$(35,319)	$—	$(35,319)
	$—	$(35,319)	$—	$(35,319)

29
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2025 (unaudited)
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Long Apple
Assets
Net Unrealized Appreciation on Total Return Swap Contacts	$—	$324,279	$—	$324,279
	$—	$324,279	$—	$324,279
Long Alphabet
Assets
Net Unrealized Appreciation on Total Return Swap Contacts	$—	$961,687	$—	$961,687
	$—	$961,687	$—	$961,687

Long Microsoft
Assets
Net Unrealized Appreciation on Total Return Swap Contacts	$—	$315,578	$—	$315,578
	$—	$315,578	$—	$315,578

Refer to the Funds’ Schedules of Investments for a listing of the securities by type. The Funds held no Level 3 securities at any time during the period ended June 30, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the

30
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended June 30, 2025, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid annually by the Funds. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of

31
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of June 30, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
Long GME	10,000	$250	$161,600
Long HOOD	10,000	$250	$522,700
Long DJT	10,000	$250	$110,200
Long RBLX	10,000	$250	$639,200
Long ARM	10,000	$250	$369,800
Long SNOW	10,000	$250	$548,200
Long Apple	10,000	$250	$189,600
Long Alphabet	10,000	$250	$245,000
Long Microsoft	10,000	$250	$333,000
32
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

Derivatives

Each Fund may enter into total return swap contracts, which may be used either as economically similar substitutes for owning the reference asset specified in the swap contract, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for a Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swap contracts provide a Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way.

Most swap contracts entered into by a Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap contract will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. A Fund’s current obligations under the types of swap contracts that the Funds expect to enter into (e.g., total return swap contracts) will be accrued daily (offset against any amounts owed to a Fund by the counterparty to the swap contract)

33
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund posting collateral to a tri-party account between the Fund’s custodian, the Fund, and the counterparty. However, typically no payments will be made until the settlement date.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for the offset under a master netting agreement and the related collateral received or pledged by each Fund as of June 30, 2025.

Long GME

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Marex Prime Services	$—	$6,638	$(6,638)	$(6,638)	$—
Clear Street Derivatives	1,439,819	—	1,439,819	—	1,439,819
	$1,439,819	$6,638	$1,433,181	$(6,638)	$1,439,819

Long HOOD

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Marex Prime Services	$—	$1,055,723	$(1,055,723)	$(1,055,723)	$—
CF Secured	9,460,628	—	9,460,628	—	9,460,628
Clear Street Derivatives	36,643,087	—	36,643,087	—	36,643,087
	$46,093,614	$1,055,723	$45,047,992	$(1,055,723)	$46,103,715
34
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

Long DJT

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
CF Secured	$181,725	$—	$181,725	$—	$181,725
	$181,725	$—	$181,725	$—	$181,725

Long RBLX

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
CF Secured	$1,780,480	$—	$1,780,480	$—	$1,780,480
	$1,780,480	$—	$1,780,480	$—	$1,780,480

Long ARM

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
CF Secured	$1,093,062	$—	$1,093,062	$—	$1,093,062
	$1,093,062	$—	$1,093,062	$—	$1,093,062

Long SNOW

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street Derivatives	$—	$35,319	$(35,319)	$(35,319)	$—
	$—	$35,319	$(35,319)	$(35,319)	$—
35
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

Long Apple

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
CF Secured	$271,949	$—	$271,949	$—	$271,949
Clear Street Derivatives	52,330	—	52,330	—	52,330
	$324,279	$—	$324,279	$—	$324,279

Long Alphabet

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
CF Secured	$—	$134,873	$(134,873)	$(134,873)	$—
Clear Street Derivatives	1,096,560	—	1,096,560	—	1,096,560
	$1,096,560	$(134,873)	$961,687	$(134,873)	$1,096,560

Long Microsoft

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
CF Secured	$—	$9,233	$(9,233)	$(9,233)	$—
Clear Street Derivatives	324,811	—	324,811	—	324,811
	$324,811	$9,233	$315,578	$(9,233)	$324,811

*     Statements of Assets and Liabilities location: Net unrealized appreciation (depreciation) on total return swap contracts.

**    The actual collateral pledged (received) may be more than the amounts shown.

36
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

The average monthly notional amount of the total return swap contracts during the period ended June 30, 2025 were as follows:

Fund	Average Monthly Notional Value
Long GME	$42,860,076
Long HOOD	143,060,864
Long DJT	10,488,281
Long RBLX	3,607,213
Long ARM	2,074,070
Long SNOW	4,454,777
Long Apple	16,163,626
Long Alphabet	13,628,718
Long Microsoft	20,740,524

As of June 30, 2025, the Funds were invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities as follows:

Risk: Equity
Derivative Type: Total return swap contracts
	Statements of Assets and Liabilities Location	Fair Value Amount
Long GME
Derivative Assets
	Net unrealized appreciation on total return swap contracts	$1,433,181
Long HOOD
Derivative Assets
	Net unrealized appreciation on total return swap contracts	$45,047,992
Long DJT
Derivative Assets
	Net unrealized appreciation on total return swap contracts	$181,725
37
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2025 (unaudited)
Risk: Equity
Derivative Type: Total return swap contracts
	Statements of Assets and Liabilities Location	Fair Value Amount
Long RBLX
Derivative Assets
	Net unrealized appreciation on total return swap contracts	$1,780,480
Long ARM
Derivative Assets
	Net unrealized appreciation on total return swap contracts	$1,093,062
Long SNOW
Derivative Liabilities
	Net unrealized depreciation on total return swap contracts	$(35,319)
Long Apple
Derivative Assets
	Net unrealized appreciation on total return swap contracts	$324,279
Long Alphabet
Derivative Assets
	Net unrealized appreciation on total return swap contracts	$961,687
Long Microsoft
Derivative Assets
	Net unrealized appreciation on total return swap contracts	$315,578
38
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the period ended June 30, 2025 is as follows:

Fund	Realized Gain (Loss) on Derivatives*	Net Change in Unrealized Appreciation (Depreciation) on Derivatives**
Long GME	$(5,893,659)	$1,433,181
Long HOOD	93,411,487	45,047,992
Long DJT	(3,205,067)	181,725
Long RBLX	(99,496)	1,780,480
Long ARM	(19,078)	1,093,062
Long Snow	1,229,408	(35,319)
Long Apple	(1,376,915)	(287,723)
Long Alphabet	(1,564,558)	153,191
Long Microsoft	2,502,867	513,505

*     Statements of Operations location: Net realized gain (loss) on total return swap contracts.

**    Statements of Operations location: Net change in unrealized appreciation (depreciation) of total return swap contracts.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of each of the Funds’ investments. The Advisor also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of each Fund’s
39
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Funds, to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of each Fund’s average daily net assets. The Advisory fee schedule for each Fund is as follows:

Fund	Advisory Fee Rate
Long GME	1.50%
Long HOOD	1.05%
Long DJT	1.05%
Long RBLX	1.05%
Long ARM	1.05%
Long SNOW	1.50%
Long Apple	1.05%
Long Alphabet	1.05%
Long Microsoft	1.05%

REX Advisers, LLC (“REX”), a Delaware limited liability company and investment adviser registered with the SEC, located in Fairfield, Connecticut, is an independent sponsor of ETFs. REX’s research was used in the creation of the Funds’ trading strategy. REX does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds. REX is not related to the Advisor, the Funds or any of the underlying stocks of the Funds. REX makes no representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares in particular, or as to the ability of any Fund to meet its investment objective.

The Advisor has entered into an agreement with REX pursuant to which REX and the Advisor have jointly assumed the obligation of the Advisor to pay all expenses of the Funds, except excluded expenses. REX will also provide marketing support for the Funds including, but not limited to, distributing the

40
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

Funds’ materials and providing the Funds with access to and the use of REX’s other marketing capabilities, including communications through print and electronic media. For its services, REX is entitled to a fee from the Advisor, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Funds.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as each Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Funds except those performed by the Advisor. For its services, fees to CFS are computed daily and paid monthly. The Advisor pays these fees monthly.

The Fund Accountant, Transfer Agent and Custodian for Long GME, Long HOOD, Long DJT, Long RBLX, Long Arm and Long SNOW are as follows:

Fund Accountant and Transfer Agent

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

Custodian

U.S. Bank N.A. serves as the Fund’s Custodian pursuant to a Custody Agreement. For its services, U.S. Bank N.A. is entitled to a fee. The Advisor pays these fees monthly.

The Custodian, Transfer Agent and Fund Accountant for Long Apple, Long Alphabet and Long Microsoft are as follows:

Custodian and Transfer Agent

Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Funds’ Fund Accountant pursuant to a Services Agreement. For its services, Citi Fund Services, Ohio, Inc. is entitled to a fee. The Advisor pays these fees monthly.

41
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a partner of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Funds’ Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term securities for the period ended June 30, 2025, were as follows:

Fund	Purchases	Sales
Long GME	$—	$—
Long HOOD	—	—
Long DJT	—	—
Long RBLX	—	—
Long ARM	—	—
Long SNOW	—	—
Long Apple	3,167,446	3,144,859
Long Alphabet	—	—
Long Microsoft	2,626,971	2,629,093
42
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

No distributions were paid by the Funds during the period ended June 30, 2025.

The tax character of the distributions paid during the period ended December 31, 2024 were as follows:

Fund	Distributions Paid From Ordinary Income
Long Apple	$1,038,865
Long Alphabet	1,166,830
Long Microsoft	—

As of June 30, 2025 the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Fund	Accumulated Net Investment Income (Accumulated Deficits)	Accumulated Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Total
Long GME	$(38,978)	$(5,893,659)	$1,433,181	$(4,499,456)
Long HOOD	(103,403)	93,411,487	45,047,992	138,356,076
Long DJT	(6,837)	(3,205,067)	181,275	(3,030,179)
Long RBLX	(2,882)	(99,496)	1,780,480	1,678,102
Long ARM	(2,039)	(19,078)	1,093,062	1,071,945
Long SNOW	(4,059)	1,229,408	(35,319)	1,190,030
Long Apple	13,277	(669,765)	324,279	(332,209)
Long Alphabet	(48,003)	(680,168)	961,687	233,516
Long Microsoft	(125,885)	2,611,751	315,578	2,801,444
43
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Long GME	$1,178,699	$1,433,181	$—	$1,433,181
Long HOOD	24,172,734	45,047,992	—	45,047,992
Long DJT	594,539	181,725	—	181,725
Long RBLX	425,490	1,780,480	—	1,780,480
Long ARM	196,056	1,093,062	—	1,093,062
Long SNOW	257,749	—	(35,319)	(35,319)
Long Apple	—	324,279	—	324,279
Long Alphabet	—	961,687	—	961,687
Long Microsoft	—	315,578	—	315,578

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Funds are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem Shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

44
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

Shares of beneficial interest transactions for the Funds were:

Fund	Shares Sold	Shares Redeemed	Net Increase (Decrease)
Long GME	3,140,000	(680,000)	2,460,000
Long HOOD	10,030,000	(6,570,000)	3,460,000
Long DJT	1,090,000	(240,000)	850,000
Long RBLX	70,000	—	70,000
Long ARM	100,000	(50,000)	50,000
Long SNOW	70,000	(10,000)	60,000
Long Apple	860,000	(330,000)	530,000
Long Alphabet	860,000	(310,000)	550,000
Long Microsoft	330,000	(340,000)	(10,000)

NOTE 6 – RISKS OF INVESTING IN THE FUNDS

An investment in the Funds entails risk. A Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested a Fund. A Fund is not a complete investment program. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

45
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETF
Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Tuttle Capital Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Agreement

This semi-annual report pertains only to the to the T-REX Long GME Daily Target ETF, T-REX Long HOOD Daily Target ETF, T-REX Long DJT Daily Target ETF, T-REX Long RBLX Daily Target ETF, T-REX Long ARM Daily Target ETF and T-REX Long SNOW Daily Target ETF only (the “Tuttle ETFs”).

At a meeting held on June 25-26, 2024, (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the proposed Investment Advisory Agreement (the “Tuttle Advisory Agreement”) between the Trust and Tuttle Capital Management, LLC (“Tuttle,” or the “Adviser”), with respect to the Tuttle ETFs. The Board reflected on its discussions with the representatives from Tuttle earlier in the Meeting regarding the manner in which the Tuttle ETFs are to be managed and the roles and responsibilities of Tuttle under the Tuttle Advisory Agreement.

The Trustees reviewed a memorandum from Trust Counsel (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the Tuttle Advisory Agreement and the responses of Tuttle to requests for information from Trust Counsel on behalf of the Board. Trust Counsel noted that the response included information on the personnel of and services to be provided

46
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X DAILY TARGET ETF
Supplemental Information (unaudited) - continued

by Tuttle, an expense comparison analysis for the Tuttle ETFs and comparable ETFs, and the Tuttle Advisory Agreement. Trust Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Tuttle Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Tuttle; (ii) the investment performance of Tuttle; (iii) the costs of the services to be provided and profits to be realized by Tuttle from the relationship with the Tuttle ETFs; (iv) the extent to which economies of scale would be realized if the Tuttle ETFs grow and whether advisory fee levels reflect those economies of scale for the benefit of their respective investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Tuttle Advisory Agreement, including: (i) information regarding the services and support to be provided by Tuttle to the Tuttle ETFs and their shareholders; (ii) presentations by management of Tuttle addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Tuttle ETFs; (iii) information pertaining to the compliance structure of Tuttle; (iv) disclosure information contained in the Tuttle ETFs’ registration statements and the firm’s Form ADV and/or the policies and procedures of the firm; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Tuttle Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Trust Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about Tuttle, including financial information, personnel and the services to be provided by Tuttle to the Tuttle ETFs, the firm’s compliance program, current legal matters, and other general information; (ii) projected expenses of the Tuttle ETFs and comparative expense information for other ETFs with strategies similar to the Tuttle ETFs prepared by an independent third party; (iii) the anticipated effect of size on the Tuttle ETFs’ performance and expenses; and (iv) benefits anticipated to be realized by Tuttle from its relationship with the Tuttle ETFs.

47
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X DAILY TARGET ETF
Supplemental Information (unaudited) - continued

The Board did not identify any particular information that was most relevant to its consideration to approve the Tuttle Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Tuttle Advisory Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Tuttle.

In this regard, the Board considered the responsibilities of Tuttle under the Tuttle Advisory Agreement. The Board reviewed the services to be provided by Tuttle to the Tuttle ETFs, including, without limitation, the processes of Tuttle for assuring compliance with the Tuttle ETFs’ investment objectives and limitations; Tuttle’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Tuttle for the Tuttle ETFs among the service providers; and the anticipated efforts of Tuttle to promote the Tuttle ETFs and grow their assets. The Board considered: the staffing, personnel, and methods of operating of Tuttle; the education and experience of the firm’s personnel; and information provided regarding the firm’s compliance program and policies and procedures. After reviewing the foregoing and further information from Tuttle, the Board concluded that the quality, extent, and nature of the services to be provided by Tuttle was satisfactory and adequate for the Tuttle ETFs.

The investment performance of Tuttle.

The Board noted that the Tuttle ETFs had not yet commenced operations. The Trustees considered Tuttle’s experience in managing other ETFs with similar strategies as the Tuttle ETFs.

The costs of services to be provided and profits to be realized by Tuttle from the relationship with the Tuttle ETFs.

In this regard, the Board considered the financial condition of Tuttle and the level of commitment to the Tuttle ETFs by Tuttle. The Board also considered the projected assets and proposed expenses of the Tuttle ETFs, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by Tuttle. The Trustees considered the unitary fee structure proposed by Tuttle. The Board compared the proposed unitary fee of each of the Tuttle ETFs to the advisory fees and net expense ratios of ETFs of funds in a custom category selected by Broadridge from its Morningstar category (“Category”), and a peer group selected by Broadridge from its Category (“Peer Group”). The Trustees noted that each of the swap-based Tuttle

48
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X DAILY TARGET ETF
Supplemental Information (unaudited) - continued

ETF’s proposed unitary fee was higher than the median advisory fee of their Category and Peer Group, while its projected net expense ratio was lower than the median of its Category and Peer Group. The Trustees also noted that the Tuttle Capital Congressional Trading ETF’s proposed unitary fee was higher than the median advisory fee of its Category and Peer Group, while its projected net expense ratio was higher than the median of its Category and Peer Group. The Trustees noted that the proposed advisory fees and projected net expense ratios were within the range of funds in the Category and Peer Group. The Trustees acknowledged Tuttle’s representation that the proposed advisory fees are appropriate and competitively priced for actively managed funds that require unique services such as those provided by Tuttle. The Trustees also noted that Tuttle does not manage any separate accounts with strategies similar to those of the Tuttle ETFs. After further consideration, the Board concluded that the projected profitability and fees to be paid to Tuttle were within an acceptable range in light of the services to be rendered by Tuttle.

The extent to which economies of scale would be realized as the Tuttle ETFs grow and whether advisory fee levels reflect these economies of scale for the benefit of the Tuttle ETFs’ investors.

The Trustees considered that it was not anticipated that the Tuttle ETFs would be of sufficient size to achieve economies of scale in the first few years of operations. The Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Tuttle ETFs; the basis of decisions to buy or sell securities for the Tuttle ETFs; and the substance and administration of the Code of Ethics and other relevant policies of Tuttle. The Board noted that Tuttle has represented that swap transactions are not eligible for soft dollars and that it does not anticipate utilizing commission recapture with regard to the Tuttle ETFs. The Board also considered potential benefits for Tuttle in managing the Tuttle ETFs. Following further consideration and discussion, the Board concluded that the standards and practices of Tuttle relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Tuttle from managing the Tuttle ETFs were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under each

49
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X DAILY TARGET ETF
Supplemental Information (unaudited) - continued

of the Tuttle Advisory Agreement and the Tuttle Sub-Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Tuttle Advisory Agreements.

Approval of Investment Advisory Agreement

This semi-annual report pertains only to the to the T-REX Long Microsoft Daily Target ETF, T-REX Long Apple Daily Target ETF and T-REX Long Alphabet Daily Target ETF only; however, the disclosure below also references the T-REX Inverse Microsoft Daily Target ETF, T-REX Inverse Apple Daily Target ETF and T-REX Inverse Alphabet Daily Target ETF (collectively, the “Tuttle ETFs” for purposes of this disclosure document, which are exchange traded funds that are part of the Tuttle family of Funds.

At a meeting held on December 19, 2023, (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the proposed Investment Advisory Agreement (the “Tuttle Advisory Agreement”) between the Trust and Tuttle Capital Management, LLC (“Tuttle,” or the “Adviser”), with respect to the Tuttle ETFs. The Board reflected on its discussions with the representatives from Tuttle earlier in the Meeting regarding the manner in which the Tuttle ETFs are to be managed and the roles and responsibilities of Tuttle under the Tuttle Advisory Agreement.

The Trustees reviewed a memorandum from Trust Counsel (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the Tuttle Advisory Agreement and the responses of Tuttle to requests for information from Trust Counsel on behalf of the Board. Trust Counsel noted that the response included information on the personnel of and services to be provided by Tuttle, an expense comparison analysis for the Tuttle ETFs and comparable ETFs, and the Tuttle Advisory Agreement. Trust Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Tuttle Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Tuttle; (ii) the investment performance of Tuttle; (iii) the costs of the services to be provided and profits to be realized by Tuttle from the relationship with the Tuttle ETFs; (iv) the extent to which economies of scale would be realized if the Tuttle ETFs grow and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

50
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X DAILY TARGET ETF
Supplemental Information (unaudited) - continued

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Tuttle Advisory Agreement, including: (i) information regarding the services and support to be provided by Tuttle to the Tuttle ETFs and their shareholders; (ii) presentations by management of Tuttle addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Tuttle ETFs; (iii) information pertaining to the compliance structure of Tuttle; (iv) disclosure information contained in the Tuttle ETFs’ registration statements and the firm’s Form ADV and/or the policies and procedures of the firm; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Tuttle Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Trust Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about Tuttle, including financial information, personnel and the services to be provided by Tuttle to the Tuttle ETFs, the firm’s compliance program, current legal matters, and other general information; (ii) projected expenses of the Tuttle ETFs and comparative expense information for other ETFs with strategies similar to the Tuttle ETFs prepared by an independent third party; (iii) the anticipated effect of size on the Tuttle ETFs’ performance and expenses; and (iv) benefits anticipated to be realized by Tuttle from its relationship with the Tuttle ETFs.

The Board did not identify any particular information that was most relevant to its consideration to approve the Tuttle Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Tuttle Advisory Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Tuttle.

In this regard, the Board considered the responsibilities of Tuttle the Tuttle Advisory Agreement. The Board reviewed the services to be provided by Tuttle to the Tuttle ETFs, including, without limitation, the processes of Tuttle for assuring compliance with the Tuttle ETFs’ investment objectives and limitations; Tuttle’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Tuttle for the Tuttle ETFs among

51
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X DAILY TARGET ETF
Supplemental Information (unaudited) - continued

the service providers; and the anticipated efforts of Tuttle to promote the Tuttle ETFs and grow their assets. The Board considered: the staffing, personnel, and methods of operating of Tuttle; the education and experience of the firm’s personnel; and information provided regarding the firm’s compliance program and policies and procedures. After reviewing the foregoing and further information from Tuttle, the Board concluded that the quality, extent, and nature of the services to be provided by Tuttle, was satisfactory and adequate for the Tuttle ETFs.

The investment performance of Tuttle.

The Board noted that the Tuttle ETFs had not yet commenced operations. The Trustees considered Tuttle’s experience in managing other swap-based ETFs.

The costs of services to be provided and profits to be realized by Tuttle from the relationship with the Tuttle ETFs.

In this regard, the Board considered the financial condition of Tuttle and the level of commitment to the Tuttle ETFs by Tuttle. The Board also considered the projected assets and proposed expenses of the Tuttle ETFs, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by Tuttle. The Trustees considered the unitary fee structure proposed by Tuttle. The Board compared the proposed unitary fee of each of the Tuttle ETFs to the advisory fees and net expense ratios of ETFs in a custom category from its Morningstar category, Trading-Leveraged Equity Funds with respect to T-Rex 2X Long Apple Daily Target ETF, T-Rex 2X Long Alphabet Daily Target ETF and T-Rex 2X Long Microsoft Daily Target ETF, and Trading-Inverse Equity Funds with respect to T-Rex 2X Inverse Apple Daily Target ETF, T-Rex 2X Inverse Alphabet Daily Target ETF, and T-Rex 2X Inverse Microsoft Daily Target ETF (“Category”), and a peer group selected from its Category (“Peer Group”). The Trustees noted that the proposed unitary fee of each of the T-Rex 2X Inverse Alphabet Daily Target ETF and the T-Rex 2X Inverse Apple Daily Target ETF was higher than the median advisory fees of the Category and Peer Group, while each Fund’s projected net expense ratio was lower than the median of its Category and the same as the median of its Peer Group. The Trustees also noted that the proposed unitary fee of the T-Rex 2X Inverse Microsoft Daily Target ETF was higher than the median advisory fees of the Category and Peer Group, while the Fund’s projected net expense ratio was lower than the median of its Category and higher than the median of its Peer Group. The Trustees further noted that the proposed unitary fee of the T-Rex 2X Long Alphabet Daily Target ETF was higher than the median advisory fees of the Category and Peer Group, while the Fund’s projected net expense ratio was lower than the median of its Category and the same as the median of

52
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X DAILY TARGET ETF
Supplemental Information (unaudited) - continued

its Peer Group. The Trustees also noted that the proposed unitary fee of each of the T-Rex 2X Long Apple Daily Target ETF and the T-Rex 2X Long Microsoft Daily Target ETF was higher than the median advisory fees of the Category and Peer Group, while each Fund’s projected net expense ratio was lower than the median of both its Category and Peer Group. The Trustees acknowledged Tuttle’s representation that the proposed advisory fees are appropriate and competitively priced for an actively managed fund that requires unique services such as those provided by Tuttle. The Trustees also noted that Tuttle does not manage any separate accounts with strategies similar to those of the Tuttle ETFs. After further consideration, the Board concluded that the projected profitability and fees to be paid to Tuttle were within an acceptable range in light of the services to be rendered by Tuttle.

The extent to which economies of scale would be realized as the Tuttle ETFs grow and whether advisory fee levels reflect these economies of scale for the benefit of the Tuttle ETFs’ investors.

The Trustees considered that it was not anticipated that the Tuttle ETFs would be of sufficient size to achieve economies of scale in the first few years of operations. The Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Tuttle ETFs; the basis of decisions to buy or sell securities for the Tuttle ETFs; and the substance and administration of the Code of Ethics and other relevant policies of Tuttle. The Board noted that Tuttle has represented that swap transactions are not eligible for soft dollars and that it does not anticipate utilizing commission recapture with regard to the Tuttle ETFs. The Board also considered potential benefits for Tuttle in managing the Tuttle ETFs. Following further consideration and discussion, the Board concluded that the standards and practices of Tuttle relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Tuttle from managing the Tuttle ETFs were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Tuttle Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Tuttle Advisory Agreement.

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FINANCIAL STATEMENTS | JUNE 30, 2025

ITEM 8.       CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.       PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.      REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.       STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract approval in the Supplemental Information.

ITEM 12.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.      PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.      CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.       DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.      RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.      EXHIBITS.

(a)(1)   Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)    Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)   Change in the registrant’s independent public accountant – Not applicable.

(b)      Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 4, 2025
By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 4, 2025

*   Print the name and title of each signing officer under his or her signature.